Other Charges - Restructuring Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Balance	$ 70
Accruals and adjustments	66	$ 2,300
Cash draw downs	(136)	(2,240)
Foreign exchange		10
Balance		70
Employee Severance [Member]
Balance	70
Accruals and adjustments	2	1,717
Cash draw downs	(72)	(1,657)
Foreign exchange		10
Balance		70
Facility Closing [Member]
Accruals and adjustments	64	583
Cash draw downs	$ (64)	$ (583)